UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 51 JFK Parkway
         Short Hills, NJ 07078


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   973-379-6557

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Short Hills, NJ		05-12-06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $2,546,267
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY MTG MGMT INC            COM              035710409    66643 5489500.0000SH    SOLE             4137600.0000        1351900.00
AUTONATION INC COM             COM              05329W102    15085 700000.0000SH     SOLE              700000.0000
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108   432144 4783.0000SH       SOLE                3444.0000         1339.0000
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207   184717 61327.0000SH      SOLE               21652.0000        39675.0000
CALUMET SPEC PROD PTNR UT LTD  COM              131476103    16662 599132.0000SH     SOLE              533832.0000        65300.0000
CANADIAN NATURAL RESOURCES     COM              136385101   318840 5756268.0000SH    SOLE             3999600.0000        1756668.00
CITIBANK WEST FSB-SCLP         COM              17306J202        0 12000.0000SH      SOLE                                 12000.0000
CITIGROUP                      COM              172967101      284 6005.0000SH       SOLE                   5.0000         6000.0000
COCA COLA CO                   COM              191216100      728 17397.0000SH      SOLE                  77.0000        17320.0000
COMMERCE GROUP INC MASS        COM              200641108     8011 151601.0000SH     SOLE              151601.0000
DAILY JOURNAL CORP COM         COM              233912104     2405 59378.0000SH      SOLE               48078.0000        11300.0000
DOMINION RESOURCES INC VA NEW  COM              25746U109     6903 100000.0000SH     SOLE              100000.0000
DUKE ENERGY CORP COM           COM              26441C105    47637 1634200.0000SH    SOLE             1630700.0000         3500.0000
ECHOSTAR COMMUNICATIONS CORP C COM              278762109   384772 12881542.0000SH   SOLE             9867324.0000        3014218.00
ETHAN ALLEN INTERIORS COM      COM              297602104    13262 315600.0000SH     SOLE              315600.0000
GOLDEN WEST FINL DEL COM       COM              381317106      533 7852.0000SH       SOLE                 266.0000         7586.0000
GYRODYNE CO AMER INC COM       COM              403820103      462 10256.0000SH      SOLE                                 10256.0000
HOMEFED CORP                   COM              43739D307    20485 320078.0000SH     SOLE              241295.0000        78783.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1412 16856.0000SH      SOLE                 133.0000        16723.0000
IDT CORP                       COM              448947101    11135 1016900.0000SH    SOLE              989000.0000        27900.0000
IDT CORP CL B                  COM              448947309    69871 6311700.0000SH    SOLE             6251300.0000        60400.0000
INTL ASSETS HLDG CORP COM      COM              459028106      145 14100.0000SH      SOLE                                 14100.0000
LEUCADIA NATL                  COM              527288104   346306 5804664.0000SH    SOLE             3244046.0000        2560618.00
M D C HLDGS INC COM            COM              552676108    46303 720000.0000SH     SOLE              720000.0000
MARKEL CORP                    COM              570535104      520 1541.0000SH       SOLE                   1.0000         1540.0000
MARSH & MCLENNAN COMPANIES INC COM              571748102    28426 968193.0000SH     SOLE              762000.0000        206193.000
MERCURY GENL CORP NEW          COM              589400100    37000 673957.0000SH     SOLE              307152.0000        366805.000
MERITOR SVGS BK PA COM         COM              590007100      202 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      294 20000.0000SH      SOLE                                 20000.0000
MOHAWK INDS INC                COM              608190104   106631 1321000.0000SH    SOLE             1101800.0000        219200.000
SAFETY INS GROUP INC COM       COM              78648T100    56557 1238649.0000SH    SOLE             1238649.0000
SEARS HOLDINGS CORP            COM              812350106   142465 1080671.0000SH    SOLE              832671.0000        248000.000
SYSTEMAX INC                   COM              871851101      249 34500.0000SH      SOLE                                 34500.0000
TAL INTERNATIONAL GROUP INC    COM              874083108    66568 2760997.0000SH    SOLE             2760997.0000
USA MOBILITY INC               COM              90341G103    76897 2700026.0000SH    SOLE             2700026.0000
WELLS FARGO & CO               COM              949746101     4599 72000.0000SH      SOLE                  50.0000        71950.0000
WELLSFORD REAL PPTYS COM       COM              950240101       90 11331.0000SH      SOLE                 275.0000        11056.0000
WESCO FINL CORP COM            COM              950817106      591 1482.0000SH       SOLE                   2.0000         1480.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    17670 29722.0000SH      SOLE               22648.0000         7074.0000
WILLIAMS COS INC DEL COM       COM              969457100     9198 430000.0000SH     SOLE              430000.0000
WINTHROP REALTY TRUST INC      COM              976391102     3565 673965.0000SH     SOLE              673965.0000